Operating context (Details Narrative) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Net working capital	R$ 9,973,340	R$ 10,867,704
Consolidated deficit	23,167,114	R$ 21,358,815
Map Transportes Aereos [Member]
IfrsStatementLineItems [Line Items]
Acquisition amount to be paid	R$ 28,000
Preferred per shares	R$ 28.00
Cash to be paid	R$ 25,000